Income Taxes - Summary of Composition of Income Tax Expense (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)		Dec. 31, 2019 MXN ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax expense	$ 28,144,769	$ 1,367	$ 13,509,270	[1]	$ 49,914,055	[1]
Mexico [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current year income tax	24,355,240		13,407,948		26,295,431
Deferred income tax	(5,079,397)		(9,334,246)		208,658
Income Tax attributable to a discontinued operation	(26,294,422)		0		0
Foreign [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current year income tax	23,412,990		12,319,690		19,830,227
Deferred income tax	(14,544,064)		(2,884,122)		3,579,739
Income Tax attributable to a discontinued operation	$ (2,571,541)		$ (2,856,882)		$ (1,119,479)

[1]	Restated for discontinued operations.